Income taxes (Details 2) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Federal net operating loss carryforwards	$ 4,916,141	$ 3,769,127
Stock Compensation	4,677,028	586,716
Fixed Assets	405,888	0
Unrealized gains / (loss)	196,828	(12,537)
Allowance for bad debt	62,165	54,543
Others	260,957	68,520
Total gross deferred tax assets	10,519,007	4,466,368
Deferred tax assets
Less valuation allowances	(4,919,566)	(3,769,127)
Net deferred tax asset	5,599,440	697,241
Deferred tax liabilities
Property, plant and equipment	0	(96,627)
Foreign exchange gains / losses	(19,778)	(157,608)
Total gross deferred tax liabilities	(19,778)	(254,235)
Net deferred tax asset (liabilities)	$ 5,579,663	$ 443,006